Goldman Sachs Trust
ILA Service, Class B and Class C Shares
Prime Obligations Portfolio
Tax-Exempt Diversified Portfolio

(collectively, the “Funds”)

Supplement Dated February 4, 2005 to the Prospectus Dated April 29, 2004

The following information replaces the corresponding information on pages 12-13 of the Prospectus:

Fund Fees and Expenses
(Service, Class B and Class C Shares)

This table describes the fees and expenses that you would pay if you buy and hold ILA Service, Class B or Class C Shares of a Fund.

	Prime					Tax-Exempt
	Obligations					Diversified
	Portfolio					Portfolio

	(ILA Service)	(ILA Class B†)		(ILA Class C†)		(ILA Service)

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None		None		None
Maximum Deferred Sales Charge (Load)[1]	None	5.0%	[2]	1.0%	[3]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None		None		None
Redemption Fees	None	None		None		None
Exchange Fees	None	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[4]
Management Fees	0.35%	0.35%		0.35%		0.35%
Class B and C Distribution and Service (12b-1) Fees	N/A	1.00%		1.00%		N/A
Other Expenses*	0.49%	0.09%		0.09%		0.46%
Service Fees[5]	0.25%	N/A		N/A		0.25%
Shareholder Administration Fees	0.15%	N/A		N/A		0.15%
All Other Expenses[6]	0.09%	0.09%		0.09%		0.06%

Total Fund Operating Expenses[7] *	0.84%	1.44%		1.44%		0.81%

*	The “Other Expenses” and “Total Fund Operating Expenses” of the Funds (after any waivers and expense limitations) have been restated to reflect current expense limitations that are expected for the current year. In addition, during the last fiscal year, the Funds incurred certain extraordinary and non-recurring expenses that are not reflected in the table below. The Prime Obligations Class B and Class C Shares and Tax-Exempt Diversified Portfolio Service Class have adjusted their prior year end expense ratios to reflect reductions in the distribution and service fee waivers and shareholder administrative fee waivers. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and, with respect to the expense limitations described in footnote 7, with the approval of the Trustees. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Prime			Tax-Exempt
	Obligations			Diversified
	Portfolio			Portfolio

	(ILA Service)	(ILA Class B†)	(ILA Class C†)	(ILA Service)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.35%	0.35%	0.35%	0.35%
Class B and C Distribution and Service (12b-1) Fees	N/A	1.00%	1.00%	N/A
Other Expenses	0.48%	0.08%	0.08%	0.46%
Service Fees[5]	0.25%	N/A	N/A	0.25%
Shareholder Administration Fees	0.15%	N/A	N/A	0.15%
All Other Expenses[6]	0.08%	0.08%	0.08%	0.06%

Total Fund Operating Expenses[7]	0.83%	1.43%	1.43%	0.81%

†	Investors wishing to purchase shares of the Prime Obligations Portfolio are generally required to purchase ILA Service Shares. ILA Class B and Class C Shares of the Prime Obligations Portfolio will typically be in exchange for Class B or Class C Shares, respectively, of another Goldman Sachs Fund.
[1]	The maximum CDSC is a percentage of the lesser of the NAV at the time of redemption or the NAV when the shares were originally purchased.
[2]	A CDSC is imposed upon Class B Shares redeemed within six years of purchase (or initial investment in a Goldman Sachs Fund from which an exchange is made) at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter.
[3]	A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase (or initial investment in a Goldman Sachs Fund from which an exchange is made).
[4]	The Funds’ annual operating expenses are based on actual expenses for the fiscal year ended December 31, 2003.
[5]	Service Organizations may charge other fees directly to their customers who are the beneficial owners of ILA Service Shares in connection with their customers’ accounts. Such fees may affect the return such customers realize with respect to their investments.
[6]	“All Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each class plus all other ordinary expenses not detailed above.
[7]	The Investment Adviser has voluntarily agreed to reduce or limit “Total Fund Operating Expenses” of each Fund such that Total Fund Operating Expenses (excluding distribution fees, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) will not exceed 0.434% of each Fund’s average daily net assets.

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Goldman Sachs Trust
ILA Service Shares

Tax-Exempt California Portfolio

Tax-Exempt New York Portfolio

(collectively, the “Funds”)

Supplement Dated February 4, 2005 to the Prospectus Dated April 29, 2004

The following information replaces the corresponding information on pages 24-26 of the Prospectus with respect to the Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio:
Fund Fees and Expenses (Service Shares)

This table describes the fees and expenses that you would pay if you buy and hold ILA Service Shares of a Fund.

	Tax-Exempt California	Tax-Exempt New York
	Portfolio	Portfolio

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fees	None	None
Exchange Fees	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees	0.35%	0.35%
Other Expenses*	0.48%	0.52%
Service Fees[2]	0.25%	0.25%
Shareholder Administration Fees	0.15%	0.15%
All Other Expenses[3]	0.08%	0.12%

Total Fund Operating Expenses4*	0.83%	0.87%

*	As a result of waivers and expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Funds which are actually incurred are as set forth below. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and, with respect to the expense limitation described in footnote 4, with the approval of the Trustees. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Tax-Exempt California	Tax-Exempt New York
	Portfolio	Portfolio

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.35%	0.35%
Other Expenses[5]	0.48%	0.48%
Service Fees[2]

	0.25%	0.25%
Shareholder Administration Fees	0.15%	0.15%
All Other Expenses[3,5]	0.08%	0.08%

Total Fund Operating Expenses[4,5]	0.83%	0.83%

[1]	The Funds’ annual operating expenses are based on actual expenses for the fiscal year ended December 31, 2003.
[2]	Service Organizations may charge other fees directly to their customers who are the beneficial owners of Service Shares in connection with their customers’ accounts. Such fees may affect the return such customers realize with respect to their investments.
[3]	“All Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each Fund’s Service Shares plus all other ordinary expenses not detailed above.
[4]	The Investment Adviser has voluntarily agreed to reduce or limit “Total Fund Operating Expenses” of each Fund such that Total Fund Operating Expenses (excluding service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) will not exceed 0.434% of each Fund’s average daily net assets.
[5]	The “Other Expenses” and “Total Fund Operating Expenses” of the Funds (after any waivers and expense limitations) have been restated to reflect current expense limitations that are expected for the current year. In addition, during the last fiscal year, the Funds incurred certain extraordinary and non-recurring expenses that are not reflected in the table above. The Tax-Exempt California and Tax-Exempt New York Funds have adjusted their prior year end expense ratios to reflect reductions in the waivers on service fees.

ILASTCKSVC 1-05

GOLDMAN SACHS TRUST

ILA Cash Management Shares

Prime Obligations Portfolio Money Market Portfolio Treasury Obligations Portfolio Treasury Instruments Portfolio Government Portfolio	Federal Portfolio Tax-Exempt Diversified Portfolio Tax-Exempt California Portfolio Tax-Exempt New York Portfolio
(collectively, the “Funds”)

Supplement Dated February 4, 2005 to the Prospectus Dated April 29, 2004

The following information replaces the corresponding information on pages 24-26 of the Prospectus:

Fund Fees and Expenses

(Cash Management Shares)

This table describes the fees and expenses that you would pay if you buy and hold ILA Cash Management Shares of a Fund.

							Tax-
	Prime	Money	Treasury	Treasury			Exempt	Tax-Exempt	Tax-Exempt
	Obligations	Market	Obligations	Instruments	Government	Federal	Diversified	California	New York
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None	None	None	None
Redemption Fees	None	None	None	None	None	None	None	None	None
Exchange Fees	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution (12b-1) Fees[2]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Service Fees[3]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Other Expenses[4] *	0.09%	0.06%	0.07%	0.10%	0.18%	0.06%	0.06%	0.08%	0.12%

Total Fund Operating Expenses [5]*	1.44%	1.41%	1.42%	1.45%	1.53%	1.41%	1.41%	1.43%	1.47%

*	As a result of waivers and expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Funds which are actually incurred are as set forth below. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser and, with respect to the expense limitation described in footnote 5, with the approval of the Trustees. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

							Tax-
	Prime	Money	Treasury	Treasury			Exempt	Tax-Exempt	Tax-Exempt
	Obligations	Market	Obligations	Instruments	Government	Federal	Diversified	California	New York
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution (12b-1) Fees[2]	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Service Fees[3]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Other Expenses[4,6]	0.08%	0.07%	0.08%	0.08%	0.08%	0.06%	0.06%	0.08%	0.08%

Total Fund Operating Expenses[5,6]	1.00%	0.99%	1.00%	1.00%	1.00%	0.98%	0.98%	1.00%	1.00%

[1]	The Funds’ annual operating expenses are based on actual expenses for the fiscal year ended December 31, 2003.
[2]	Goldman Sachs has voluntarily agreed to limit a portion of the distribution fees attributable to Cash Management Shares of each Fund equal to 0.07% of such Fund’s average daily net assets. The waiver may be modified or terminated at any time at the option of Goldman Sachs. If this occurs, the distribution fees attributable to Cash Management Shares of each Fund will increase to 0.50% of each Fund’s average daily net assets.
[3]	Service Organizations may charge other fees directly to their customers who are the beneficial owners of Cash Management Shares in connection with their customers’ accounts. Such fees may affect the return such customers realize with respect to their investments.
[4]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each Fund’s Cash Management Shares plus all other ordinary expenses not detailed above.
[5]	The Investment Adviser has voluntarily agreed to reduce or limit “Total Fund Operating Expenses” of each Fund such that Total Fund Operating Expenses (excluding taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting, distribution fees, service fees and other extraordinary expenses) will not exceed 0.434% of each Fund’s average daily net assets.
[6]	The “Other Expenses” and “Total Fund Operating Expenses” of the Funds (after any waivers and expense limitations) have been restated to reflect current expense limitations that are expected for the current year. In addition, during the last fiscal year, the Funds incurred certain extraordinary and non-recurring expenses that are not reflected in the table above. The Funds have adjusted their prior year end expense ratios to reflect reductions in the waivers on service fees.

ILASTCKCMS 1-05